Related-Party Transactions (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Net medical claims incurred	$ 436,422	$ 144,846	$ 1,109,375	$ 410,540	$ 590,468	$ 450,645
General and administrative expenses	45,749	29,847	129,983	79,798	120,444	94,757
CarePoint Health Contract
Related Party Transaction [Line Items]
Net medical claims incurred	1,700	1,900	9,200	5,300	$ 11,100	$ 9,700
Rogue Trading
Related Party Transaction [Line Items]
Marketing expense	300	100	300	100
Medical Records Exchange, LLC
Related Party Transaction [Line Items]
General and administrative expenses	$ 100	$ 100	$ 100	$ 100